Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information
Entity Registrant Name	Q Therapeutics, Inc.
Entity Central Index Key	0001366541
Document Type	S-1
Document Period End Date	Mar. 31, 2013
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company